Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2022
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

13 Right-of-use assets and lease liabilities

(€ million)	Floating production storage and offloading vessels (FPSO)	Drilling rig	Naval facilities and related logistic bases for oil and gas transportation	Motorway concessions and service stations	Oil and gas distribution facilities	Office buildings	Vehicles	Other	Total
2022
Net carrying amount - beginning of the year	2,667	183	575	454	14	618	48	262	4,821
Additions	1,342	189	530	76	28	108	21	110	2,404
Depreciation (a)	(226)	(197)	(303)	(70)	(13)	(130)	(21)	(53)	(1,013)
Impairments			(5)		(5)		(1)	(7)	(18)
Reversals			14						14
Currency translation differences	239	12	10	3		3			267
Changes in the scope of consolidaion	(1,878)	(34)	(39)			(1)		73	(1,879)
Other changes	(2)	(5)	(100)	(6)	(5)	(3)	(5)	(24)	(150)
Net carrying amount - end of the year	2,142	148	682	457	19	595	42	361	4,446
Gross carrying amount - end of the year	2,507	516	1,360	734	87	1,010	86	562	6,862
Provisions for depreciation and impairment	365	368	678	277	68	415	44	201	2,416
2021
Net carrying amount - beginning of the year	2,672	244	446	424	11	652	32	162	4,643
Additions		215	583	104	23	34	40	105	1,104
Depreciation (a)	(217)	(170)	(274)	(63)	(11)	(122)	(22)	(49)	(928)
Impairments			(25)	(6)	(14)			(14)	(59)
Currency translation differences	213	12	11	3		8		6	253
Changes in the scope of consolidaion						(6)		116	110
Other changes	(1)	(118)	(166)	(8)	5	52	(2)	(64)	(302)
Net carrying amount - end of the year	2,667	183	575	454	14	618	48	262	4,821
Gross carrying amount - end of the year	3,366	572	1,268	666	66	948	84	433	7,403
Provisions for depreciation and impairment	699	389	693	212	52	330	36	171	2,582

(a) Before capitalization of depreciation of tangible assets

Right-of-use assets (RoU) of €4,446 million related: (i) for €2,653 million (€3,195 million at December 31, 2021) to the Exploration & Production segment and mainly comprised leases of certain FPSO vessels hired in connection with operations at offshore development projects in Ghana (OCTP) and Area 1 in Mexico with an expected term ranging between 17 and 18 years, including a renewal option as well as multi-year leases of offshore drilling rigs; (ii) for €800 million (€765 million at December 31, 2021) to the Refining & Marketing and Chemical segment relating to highways concessions to market fuels, land leases, leases of service stations for the sale of oil products, leasing of vessels for shipping activities and the car fleet dedicated to the car sharing business; (iii) for €548 million (€541 million at December 31, 2021) to the Corporate and other activities segment mainly regarding property rental contracts.

The increase recorded in 2022 mainly referred to: (i) the Exploration & Production segment for €1,835 million relating to the start of operations of the FPSO vessel operating Area 1 offshore Mexico (€1,342 million), vessels and related logistics equipments for Oil & Gas transport (€223 million) and the rental of drilling rigs (€189 million); (ii) the Refining & Marketing business line for €357 million, relating in particular to the lease of vessels for shipping and storage activities of Eni Trade & Biofuels SpA (€252 million), new contracts and extension of existing contracts relating motorway concessions, land leases, service station leases and the car fleet dedicated to the car sharing business (€83 million); (iii) to the Corporate and other activities segment for €91 million relating to a new aircraft sold and repurchased through the leaseback agreement (€54 million) and leasing of assets for staff activities (company cars, IT, real estate) (€33 million); (iv) the Global Gas & LNG Portfolio sector for €82 million relating to LNG transport vessels (€78 million).

Changes in the scope of consolidation referred for €1,952 million to the derecognition of the Angolan companies transferred to the JV Azule Energy Holdings Ltd and positive €73 million to the consolidation of the companies acquired from the Plenitude business line.

The main leasing contracts signed for which the asset is not yet available concern: (i) a contract with a nominal value of €437 million relating to leasing of office buildings with an expiry date of 20 years including an extension option of 6 years; (ii) storage capacity and time charter vessels rental contracts of €268 million; (iii) contracts relating to new drilling rigs for €188 million.

Main future cash outflows potentially due not reflected in the measurements of lease liabilities related to: (i) options for the extension or termination of lease for office buildings of €1,180 million; (ii) extension options related to service stations for the sale of oil products of €121 million; (iii) other extension options related to ancillary assets in the upstream business for €168 million.

Liabilities for leased assets were as follows:

(€ million)	Current portion of long-term lease liabilities	Long-term lease liabilities	Total
2022
Carrying amount - beginning of the year	948	4,389	5,337
Additions		2,401	2,401
Decreases	(980)	(14)	(994)
Currency translation differences	43	242	285
Changes in the scope of consolidation	(299)	(1,654)	(1,953)
Other changes	1,172	(1,297)	(125)
Carrying amount - end of the year	884	4,067	4,951
2021
Carrying amount - beginning of the year	849	4,169	5,018
Additions		1,102	1,102
Decreases	(934)	(5)	(939)
Currency translation differences	38	231	269
Changes in the scope of consolidation	14	89	103
Other changes	981	(1,197)	(216)
Carrying amount - end of the year	948	4,389	5,337

Lease liabilities related for €494 million (€1,684 million at December 31, 2021) to the portion of the liabilities attributable to joint operators in Eni-led projects which will be recovered through the mechanism of the cash calls.

Total cash outflows for leases consisted of the following: (i) cash payments for the principal portion of the lease liability for €994 million; (ii) cash payments for the interest portion of €315 million.

Lease liabilities stated in U.S. dollars and euro amounted to €3,296 million and €1,491 million, respectively.

Other changes in right-of-use assets and lease liabilities essentially related to early termination or renegotiation of lease contracts.

Liabilities for leased assets with related parties are described in note 36 — Transactions with related parties.

The amounts recognised in the profit and loss account consist of the following:

(€ million)	2022	2021	2020
Other income and revenues
Income from remeasurement of lease liabilities	6	18	12
	6	18	12
Purchases, services and other
Short-term leases	113	85	67
Low-value leases	27	31	37
Variable lease payments not included in the measurement of lease liabilities	14	14	7
Capitalized direct cost associated with self-constructed assets - tangible assets	(5)	(4)	(2)
	149	126	109
Depreciation and impairments
Depreciation of RoU leased assets	1,013	928	928
Capitalized direct cost associated with self-constructed assets - tangible assets	(186)	(110)	(96)
Impairments of RoU leased assets	18	59	47
Reversals of RoU leased assets	(14)
	831	877	879
Finance income (expense) from leases
Interests on lease liabilities	(315)	(304)	(347)
Capitalized finance expense of RoU leased assets - tangible assets	8	5	7
Net currency translation differences on lease liabilities	(4)	(34)	24
	(311)	(333)	(316)